Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2024
Fixed Assets
Schedule of components of fixed assets

	June 30, 2024	December 31, 2023
Office equipment	$19,264	$3,335
Medical equipment	122,095	1,000
Furniture	5,045	—
Leased equipment	736,624	—
Leasehold improvements	6,604	—
	889,632	4,335
Less accumulated depreciation	(6,309)	(678)
Fixed Assets, net	$883,323	$3,657